SECURITIES HELD FOR SALE (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2014	Nov. 30, 2013
Notes to Financial Statements
Shares received from Quantum			4,800,000
Proceed minimum			$ 1,000,000
Receivable from investor	1,000,000		1,000,000
Proceeds from sale of consideration shares			1,142,926
Exchange shares	1,069,305		1,069,305
Fair value of unsold consideration shares	80,000		80,000
Loss on sale of securities	$ 33,707		$ 33,707